UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

CORE PLUS VIT PORTFOLIO

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, your insurance company may no longer send you paper copies of the fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus VIT Portfolio for the six-month reporting period ended June 30, 2019. Please read on for Portfolio performance information during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	Western Asset Core Plus VIT Portfolio

Performance review

For the six months ended June 30, 2019, Class I shares of Western Asset Core Plus VIT Portfolio1 returned 8.10%. The Portfolio’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index2, returned 6.11%, for the same period. The Lipper Variable Core Plus Bond Funds Category Average3 returned 6.88% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
6 months
Western Asset Core Plus VIT Portfolio:
Class I	8.10%
Class II	8.10%
Bloomberg Barclays U.S. Aggregate Index	6.11%
Lipper Variable Core Plus Bond Funds Category Average	6.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2019 for Class I and Class II shares were 3.14% and 2.90%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class I and Class II shares would have been 3.13% and 2.88%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.57% and 0.82%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.54%

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 41 funds in the Portfolio’s Lipper category.

Western Asset Core Plus VIT Portfolio	III

Performance review (cont’d)

for Class I shares and 0.79% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Investments in fixed income securities involve a variety of risks, including interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, thereby reducing the value of the Portfolio’s share price. High-yield bonds, commonly known as “junk” bonds, are rated below investment grade and carry more risk than higher-rated securities. Asset-backed, mortgaged-backed and mortgage-related securities are subject to prepayment and extension risks. Foreign investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Portfolio may use derivatives, such as options, futures, and swaps, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Portfolio performance. The use of leverage may increase volatility and possibility of loss. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Core Plus VIT Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives such as forward foreign currency contracts, futures contracts, swap contracts and written options. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	8.10%	$1,000.00	$1,081.00	0.54%	$2.79	Class I	5.00%	$1,000.00	$1,022.12	0.54%	$2.71
Class II	8.10	1,000.00	1,081.00	0.79	4.08	Class II	5.00	1,000.00	1,020.88	0.79	3.96

2	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Aggregate Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA Core Plus VIT	— Western Asset Core Plus VIT Portfolio

4	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Aggregate Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA Core Plus VIT	— Western Asset Core Plus VIT Portfolio

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.0%
Communication Services — 3.1%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	3.400%	5/15/25	40,000	$41,154
AT&T Inc., Senior Notes	6.250%	3/29/41	60,000	73,583
AT&T Inc., Senior Notes	4.350%	6/15/45	360,000	360,496
AT&T Inc., Senior Notes	4.500%	3/9/48	50,000	51,203
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	200,000	212,653
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	200,000	206,062	(a)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	42,061
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	59,000	61,626
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	149,156
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	154,000	170,806
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	53,678
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	90,202
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	260,000	311,427
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	70,000	81,617
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	12,572
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	170,000	190,762
Total Diversified Telecommunication Services				2,109,058
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.375%	2/1/21	30,000	31,087
Viacom Inc., Senior Notes	4.250%	9/1/23	40,000	42,343
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	71,931	(a)
Total Entertainment				145,361
Media — 1.8%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	300,000	308,250	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	70,000	72,537	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	160,000	166,058	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	110,000	111,007
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	160,000	173,840
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	120,000	124,764

See Notes to Financial Statements.

6	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	220,000	$243,225
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	180,000	193,063
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	35,685
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	31,402
Comcast Corp., Senior Notes	3.950%	10/15/25	160,000	172,757
Comcast Corp., Senior Notes	3.150%	3/1/26	40,000	41,433
Comcast Corp., Senior Notes	4.150%	10/15/28	480,000	529,475
Comcast Corp., Senior Notes	4.250%	10/15/30	150,000	167,545
Comcast Corp., Senior Notes	3.900%	3/1/38	80,000	84,373
Comcast Corp., Senior Notes	4.700%	10/15/48	30,000	35,186
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	174,273
DISH DBS Corp., Senior Notes	7.875%	9/1/19	70,000	70,437
DISH DBS Corp., Senior Notes	5.875%	11/15/24	100,000	95,000
DISH DBS Corp., Senior Notes	7.750%	7/1/26	20,000	19,450
Fox Corp., Senior Notes	4.030%	1/25/24	80,000	85,148	(a)
Fox Corp., Senior Notes	4.709%	1/25/29	130,000	145,554	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	30,000	35,461	(a)
NBCUniversal Media LLC, Senior Notes	5.950%	4/1/41	20,000	26,306
Prosus NV, Senior Notes	4.850%	7/6/27	290,000	310,545	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	200,000	231,424
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	12,153
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	97,534
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	100,000	95,625	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	200,000	205,692	(a)
Total Media				4,095,202
Wireless Telecommunication Services — 0.3%
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	120,000	123,300	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	60,000	63,900
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	42,700

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	290,000	$313,754
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	100,000	110,560
Total Wireless Telecommunication Services				654,214
Total Communication Services				7,003,835
Consumer Discretionary — 1.5%
Auto Components — 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	33,000	33,660
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	160,000	165,492	(a)
Total Auto Components				199,152
Automobiles — 0.6%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	19,803	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	50,000	43,736
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	200,000	200,684
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	50,000	49,846
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	990,000	1,022,215
Total Automobiles				1,336,284
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	60,000	60,825	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	11/1/23	130,000	139,871
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	30,000	31,387
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	10,000	10,263
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	31,116
McDonald’s Corp., Senior Notes	3.700%	1/30/26	230,000	244,698
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	129,000	131,096	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	400,000	429,768
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	81,500	(a)
Total Hotels, Restaurants & Leisure				1,160,524
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	50,000	52,687
Lennar Corp., Senior Notes	5.250%	6/1/26	10,000	10,688
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	21,100
Lennar Corp., Senior Notes	4.750%	11/29/27	50,000	52,875

See Notes to Financial Statements.

8	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — continued
Newell Brands Inc., Senior Notes	3.850%	4/1/23	70,000	$71,075
Newell Brands Inc., Senior Notes	4.200%	4/1/26	60,000	59,682
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	40,000	41,550
Total Household Durables				309,657
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	136,771
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	66,256
Amazon.com Inc., Senior Notes	4.950%	12/5/44	120,000	151,478
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	102,339
Total Internet & Direct Marketing Retail				456,844
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	10,432	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	52,120	(a)
Total Textiles, Apparel & Luxury Goods				62,552
Total Consumer Discretionary				3,525,013
Consumer Staples — 2.2%
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	260,000	273,602
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	290,000	323,389
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	74,000	74,409
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	108,000	111,547
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	160,000	161,354
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	10,000	10,452
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	120,000	130,073
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	80,000	86,476
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	480,000	545,336
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	90,000	99,121
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	60,000	61,350	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	150,000	176,179	(a)
Total Beverages				2,053,288

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — 0.1%
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	80,000	$80,829
Walmart Inc., Senior Notes	3.700%	6/26/28	220,000	240,276
Total Food & Staples Retailing				321,105
Food Products — 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	420,000	422,350	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	20,000	20,833
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	50,000	52,531
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	40,000	42,012
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	73,150	(a)
Total Food Products				610,876
Tobacco — 0.9%
Altria Group Inc., Senior Notes	9.250%	8/6/19	120,000	120,755
Altria Group Inc., Senior Notes	3.490%	2/14/22	50,000	51,440
Altria Group Inc., Senior Notes	2.850%	8/9/22	130,000	131,424
Altria Group Inc., Senior Notes	3.800%	2/14/24	80,000	83,451
Altria Group Inc., Senior Notes	4.400%	2/14/26	60,000	64,254
Altria Group Inc., Senior Notes	4.800%	2/14/29	160,000	172,270
Altria Group Inc., Senior Notes	5.950%	2/14/49	30,000	34,290
BAT Capital Corp., Senior Notes	3.557%	8/15/27	480,000	477,926
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	167,242
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	190,000	189,658
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	30,451
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	190,000	190,809
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	140,623
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	10,789
Reynolds American Inc., Senior Notes	3.250%	6/12/20	12,000	12,084
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	86,290
Total Tobacco				1,963,756
Total Consumer Staples				4,949,025
Energy — 4.7%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	110,000	115,430
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	21,360
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	10,927
Total Energy Equipment & Services				147,717
Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	32,000	33,136
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	20,000	22,494
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	190,000	233,905

See Notes to Financial Statements.

10	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	$84,696
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	39,114
Antero Resources Corp., Senior Notes	5.375%	11/1/21	70,000	69,388
Apache Corp., Senior Notes	4.375%	10/15/28	180,000	188,264
Apache Corp., Senior Notes	5.100%	9/1/40	170,000	172,138
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	81,561
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	50,000	50,938	(a)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	190,000	196,120
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	230,000	241,239
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	42,223
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	190,000	200,013
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	40,000	43,550
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	10,000	10,125
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	30,000	30,600
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	70,000	68,425
Chevron Corp., Senior Notes	2.954%	5/16/26	160,000	165,269
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	10,000	10,598
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	80,000	82,281
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	490,000	505,604
Concho Resources Inc., Senior Notes	4.375%	1/15/25	30,000	31,190
Concho Resources Inc., Senior Notes	3.750%	10/1/27	20,000	20,713
Concho Resources Inc., Senior Notes	4.300%	8/15/28	120,000	129,322
Continental Resources Inc., Senior Notes	3.800%	6/1/24	50,000	51,464
Continental Resources Inc., Senior Notes	4.375%	1/15/28	70,000	73,731
Devon Energy Corp., Senior Notes	3.250%	5/15/22	60,000	61,155
Devon Energy Corp., Senior Notes	5.850%	12/15/25	160,000	189,693
Devon Energy Corp., Senior Notes	5.600%	7/15/41	10,000	11,890
Devon Energy Corp., Senior Notes	5.000%	6/15/45	180,000	206,801
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	40,000	42,150
Ecopetrol SA, Senior Notes	5.875%	5/28/45	180,000	199,737
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	200,000	212,964
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	30,000	32,828
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	60,000	67,097
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	10,000	11,865
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	170,000	185,195

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	$32,693
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	93,352
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	46,091
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	222,065	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	220,000	257,985
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	70,000	95,881
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	40,000	40,634
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	70,000	72,073
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	10,651
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	32,182
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	82,208
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	70,000	79,243
MPLX LP, Senior Notes	4.000%	3/15/28	210,000	217,681
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	11,023
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	121,356
MPLX LP, Senior Notes	4.700%	4/15/48	210,000	215,404
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	90,994
Noble Energy Inc., Senior Notes	4.150%	12/15/21	150,000	154,843
Noble Energy Inc., Senior Notes	3.850%	1/15/28	100,000	102,060
Noble Energy Inc., Senior Notes	4.950%	8/15/47	50,000	53,137
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	85,000	85,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	40,000	40,100
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	91,766
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	59,366
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	74,775
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	40,000	41,442
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	110,000	108,799
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	50,612
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	644,000	684,894
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	492,780
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	170,000	177,633
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	32,010
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	90,000	93,524
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	250,000	253,725
Range Resources Corp., Senior Notes	5.000%	3/15/23	150,000	141,937

See Notes to Financial Statements.

12	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	$35,300
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	122,405
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	30,000	31,780	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	50,000	52,078	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	240,000	245,632
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	11,729
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	184,445
Shell International Finance BV, Senior Notes	4.000%	5/10/46	130,000	143,295
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	69,996
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	30,000	30,113
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	30,000	31,913
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000	43,750	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	50,000	55,560	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	130,000	166,092
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	50,000	50,563
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	50,000	50,935
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	122,066
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	51,710
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	38,844
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	240,000	316,654
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	10,475
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	80,150
Total Oil, Gas & Consumable Fuels				10,504,880
Total Energy				10,652,597
Financials — 13.8%
Banks — 9.8%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	207,762
Banco Santander SA, Senior Notes	4.379%	4/12/28	400,000	426,059
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	92,833
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	157,210
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	393,000	400,433	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,061,000	1,092,685	(b)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	$197,077	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	135,653	(b)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	420,000	443,601	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	118,004	(b)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	136,830
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	43,181
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	260,000	278,015
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	30,450	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,010,000	1,103,521
BNP Paribas SA, Senior Notes	4.400%	8/14/28	410,000	444,591	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	386,476	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	400,000	458,462	(a)(b)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	213,724	(a)
CIT Group Inc., Senior Notes	4.750%	2/16/24	60,000	63,821
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	65,925
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	70,000	73,210	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	50,000	51,973	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	59,261
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	167,256
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	20,651
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	10,681
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	85,031
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	700,000	754,837
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	180,208
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	15,490
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	79,294
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	40,000	43,320	(a)

See Notes to Financial Statements.

14	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	$418,059
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	265,636
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	250,000	252,969	(a)(b)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	680,000	685,440	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	209,286	(a)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	100,000	105,151
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	200,000	206,143	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	250,000	258,929	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000	209,836	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	280,000	284,399
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	270,000	290,239
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	439,084
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	261,353	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	400,000	437,805	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	198,045	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	199,424	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,070,000	1,073,704	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	350,000	358,714
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	40,000	40,152
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	400,000	416,192	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	320,000	340,287	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	153,193	(b)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	$66,954	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	63,123
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	140,000	149,869
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	54,200
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	170,000	202,142
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	212,674
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	200,378	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	210,000	219,836
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	112,435
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	530,000	550,187	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	100,000	100,027
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	110,000	111,990
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	208,424	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	130,000	141,668
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	630,000	669,055
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	74,566
Santander UK PLC, Senior Notes	2.375%	3/16/20	60,000	60,005
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	290,000	288,900
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	254,737
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	130,000	132,619
UniCredit SpA, Senior Notes	6.572%	1/14/22	430,000	457,280	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	250,000	254,615
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/29/19	320,000	320,634	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	63,123
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	192,141
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	228,966
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	53,069
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	560,000	605,507

See Notes to Financial Statements.

16	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	320,000	$356,643
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	348,909
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	43,251
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	308,212
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	20,000	20,008
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	110,000	110,554
Total Banks				22,378,266
Capital Markets — 2.1%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	272,151
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	330,000	385,703
Goldman Sachs Group Inc., Senior Notes	2.600%	4/23/20	50,000	50,103
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	300,000	317,189
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	102,410
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	41,992
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	196,700
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	102,549
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	134,278
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	170,000	195,832
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	280,000	289,413	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	140,000	146,443	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	279,079	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	200,000	212,252
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	248,825
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	250,000	286,548
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	380,000	398,995	(b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	110,000	121,784	(b)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000		$372,062	(a)(b)(c)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	300,000		307,713	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	300,000		323,614	(a)
Total Capital Markets					4,785,635
Consumer Finance — 0.1%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	110,000		110,063
Navient Corp., Senior Notes	8.000%	3/25/20	60,000		62,250
Total Consumer Finance					172,313
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	220,000		226,938
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000		157,376
DAE Funding LLC, Senior Notes	5.750%	11/15/23	50,000		52,625	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	202,000		201,107
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		97,132
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	90,000		102,684
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000		32,692
Magnolia Finance X Ltd., 2015-3GNA A1 (3 mo. GBP LIBOR + 2.483%)	3.408%	3/12/20	1,181,988	GBP	1,456,033	(a)(b)(d)
Magnolia Finance X Ltd., 2015-3GNA A2 (3 mo. GBP LIBOR + 3.750%)	4.675%	3/12/20	355,557	GBP	437,994	(a)(b)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	90,000		95,247	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000		10,346	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000		53,961	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	200,000		203,697	(a)
Total Diversified Financial Services					3,127,832
Insurance — 0.4%
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000		136,212
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	190,000		214,179

See Notes to Financial Statements.

18	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	40,000	$40,025
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	40,000	39,985	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	11,355	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	530,000	621,049	(a)
Total Insurance				1,062,805
Total Financials				31,526,851
Health Care — 3.3%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000	93,061
Amgen Inc., Senior Notes	2.125%	5/1/20	20,000	19,954
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	31,719
Celgene Corp., Senior Notes	2.250%	8/15/21	100,000	99,705
Celgene Corp., Senior Notes	5.000%	8/15/45	110,000	130,727
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	30,000	30,095
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	52,499
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	100,000	105,659
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	113,943
Total Biotechnology				677,362
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	56,000	60,597
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	94,649
Abbott Laboratories, Senior Notes	4.900%	11/30/46	80,000	98,997
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	200,000	206,126
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	31,000	32,539
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	8,887
Medtronic Inc., Senior Notes	3.500%	3/15/25	210,000	222,883
Total Health Care Equipment & Supplies				724,678
Health Care Providers & Services — 2.0%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	30,201
Anthem Inc., Senior Notes	2.950%	12/1/22	160,000	162,392
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	51,760
Anthem Inc., Senior Notes	3.650%	12/1/27	170,000	176,876
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	60,000	60,384
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	70,000	70,520
Centene Corp., Senior Notes	5.625%	2/15/21	40,000	40,800
Centene Corp., Senior Notes	4.750%	5/15/22	70,000	71,750

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Centene Corp., Senior Notes	6.125%	2/15/24	70,000	$73,412
Centene Corp., Senior Notes	5.375%	6/1/26	40,000	42,150	(a)
Cigna Corp., Senior Notes	3.400%	9/17/21	90,000	91,785	(a)
Cigna Corp., Senior Notes	3.750%	7/15/23	230,000	239,623	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	74,605	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	160,000	172,767	(a)
CVS Health Corp., Senior Notes	3.350%	3/9/21	80,000	81,138
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	60,236
CVS Health Corp., Senior Notes	3.700%	3/9/23	350,000	362,195
CVS Health Corp., Senior Notes	4.100%	3/25/25	130,000	137,202
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	167,203
CVS Health Corp., Senior Notes	4.300%	3/25/28	870,000	918,179
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	160,207
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	86,400
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	108,500
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	33,281
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	33,262
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	42,740
HCA Inc., Senior Secured Notes	5.500%	6/15/47	70,000	74,897
Humana Inc., Senior Notes	3.950%	3/15/27	390,000	406,969
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Senior Notes	6.375%	8/1/23	70,000	72,625	(a)
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	170,000	180,807
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	100,000	100,428
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	60,909
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	100,000	106,892
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	43,672
Total Health Care Providers & Services				4,596,767
Pharmaceuticals — 0.7%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	170,000	176,543
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	50,000	56,065	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	70,000	78,473	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	110,000	111,439	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	230,000	235,550	(a)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	160,000	166,378	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	90,000	94,307	(a)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	30,000	31,363
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	20,000	19,325

See Notes to Financial Statements.

20	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	$29,078
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	50,000	49,863
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	350,000	333,375
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	120,000	104,100
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	13,273
Total Pharmaceuticals				1,499,132
Total Health Care				7,497,939
Industrials — 2.0%
Aerospace & Defense — 0.6%
Boeing Co., Senior Notes	4.875%	2/15/20	160,000	162,389
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	20,599
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	50,344
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	134,723
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,266
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	110,000	117,001
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	34,472
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	152,881
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	280,000	287,684
United Technologies Corp., Senior Notes	3.950%	8/16/25	150,000	161,885
United Technologies Corp., Senior Notes	4.125%	11/16/28	100,000	109,953
United Technologies Corp., Senior Notes	4.500%	6/1/42	30,000	34,001
Total Aerospace & Defense				1,276,198
Air Freight & Logistics — 0.0%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	30,000	30,675	(a)
Airlines — 0.1%
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	29,938	32,986
United Airlines Pass-Through Trust	5.375%	8/15/21	23,479	24,381
United Airlines Pass-Through Trust	4.750%	4/11/22	57,118	58,900
United Airlines Pass-Through Trust	4.625%	9/3/22	47,077	48,504
Total Airlines				164,771
Commercial Services & Supplies — 0.4%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	183,129
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	255,763
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	30,000	32,550

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	$20,450
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	130,000	133,900
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	20,998
Waste Management Inc., Senior Notes	3.200%	6/15/26	40,000	41,645
Waste Management Inc., Senior Notes	3.450%	6/15/29	80,000	84,399
Waste Management Inc., Senior Notes	4.000%	7/15/39	60,000	64,403
Waste Management Inc., Senior Notes	4.150%	7/15/49	60,000	65,632
Total Commercial Services & Supplies				902,869
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	270,000	273,665
Eaton Corp., Senior Notes	4.150%	11/2/42	30,000	31,784
Total Electrical Equipment				305,449
Industrial Conglomerates — 0.4%
General Electric Co., Senior Notes	5.500%	1/8/20	10,000	10,143
General Electric Co., Senior Notes	4.650%	10/17/21	22,000	22,929
General Electric Co., Senior Notes	6.750%	3/15/32	60,000	73,981
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	33,919
General Electric Co., Senior Notes	6.875%	1/10/39	551,000	691,962
General Electric Co., Senior Notes	4.500%	3/11/44	170,000	165,204
General Electric Co., Subordinated Notes	5.300%	2/11/21	20,000	20,728
Total Industrial Conglomerates				1,018,866
Road & Rail — 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	74,875
Union Pacific Corp., Senior Notes	3.950%	9/10/28	240,000	262,823
Union Pacific Corp., Senior Notes	4.500%	9/10/48	220,000	250,682
Total Road & Rail				588,380
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	40,000	39,750	(a)
Transportation Infrastructure — 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	220,000	244,453	(a)
Total Industrials				4,571,411
Information Technology — 1.4%
Communications Equipment — 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	30,000	35,228
IT Services — 0.4%
First Data Corp., Senior Secured Notes	5.375%	8/15/23	180,000	183,465	(a)

See Notes to Financial Statements.

22	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
International Business Machines Corp., Senior Notes	3.000%	5/15/24	400,000	$411,077
Visa Inc., Senior Notes	3.150%	12/14/25	210,000	220,480
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	154,205
Total IT Services				969,227
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	90,000	88,024
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	42,921
Total Semiconductors & Semiconductor Equipment				130,945
Software — 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	148,773
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	212,282
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	207,366
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	71,920
Microsoft Corp., Senior Notes	2.400%	8/8/26	300,000	301,773
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	393,488
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	10,598
Microsoft Corp., Senior Notes	3.750%	2/12/45	110,000	119,848
Microsoft Corp., Senior Notes	3.950%	8/8/56	50,000	55,724
salesforce.com Inc., Senior Notes	3.250%	4/11/23	110,000	114,243
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	32,371
Total Software				1,668,386
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	2.000%	11/13/20	110,000	109,965
Apple Inc., Senior Notes	1.550%	8/4/21	80,000	79,253
Apple Inc., Senior Notes	2.450%	8/4/26	200,000	199,493
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	70,000	73,901	(a)
Total Technology Hardware, Storage & Peripherals				462,612
Total Information Technology				3,266,398
Materials — 1.2%
Containers & Packaging — 0.1%
Pactiv LLC, Senior Notes	8.375%	4/15/27	250,000	272,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	10,000	10,212	(a)
Total Containers & Packaging				282,712

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — 1.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	$212,250	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	306,657	(a)
ArcelorMittal, Senior Notes	6.125%	6/1/25	90,000	102,390
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	230,000	275,563
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	213,251
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	70,000	71,575
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	70,000	70,437
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	10,247
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	50,000	46,000
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	30,000	30,164	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	20,163	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	62,423	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	70,000	72,726	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	137,543	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	90,000	90,962	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	90,176	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	13.250%	2/15/18	298,333	1,119	*(a)(e)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	390,000	429,168
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,900
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	179,731
Total Metals & Mining				2,433,445
Paper & Forest Products — 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	150,000	151,500
Total Materials				2,867,657
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	330,000	344,649	(a)
Utilities — 0.7%
Electric Utilities — 0.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	147,000	196,944
Duke Energy Carolinas LLC	5.300%	2/15/40	160,000	199,701
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	320,000	336,388
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	200,000	210,234

See Notes to Financial Statements.

24	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	340,000	$465,190
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	150,000	170,759
Total Utilities				1,579,216
Total Corporate Bonds & Notes (Cost — $74,260,935)				77,784,591
Mortgage-Backed Securities — 29.1%
FHLMC — 9.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/48-3/1/49	1,053,982	1,080,072
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/49	491,872	509,218
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	6/1/38	1,548,218	1,663,833
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/41-1/1/49	1,324,562	1,414,995
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-4/1/49	5,624,541	5,791,704
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43-1/1/49	6,799,026	7,122,118
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	3,926,793	4,004,409
Total FHLMC				21,586,349
FNMA — 11.3%
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	490,000	540,528
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	490,000	539,621
Federal National Mortgage Association (FNMA)	3.090%	5/1/29	100,000	104,944
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	59,942	63,089
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	110,000	116,358
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	99,917	105,966
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	20,000	21,283
Federal National Mortgage Association (FNMA)	3.500%	7/15/34	1,200,000	1,238,725	(f)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	2,223,765	2,358,021

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.500%	3/1/43-3/1/57	9,075,291	$9,330,813
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-9/1/47	6,711,817	6,825,266
Federal National Mortgage Association (FNMA)	5.000%	10/1/48-11/1/48	1,201,262	1,273,522
Federal National Mortgage Association (FNMA)	4.500%	7/1/49	1,800,000	1,881,193	(f)
Federal National Mortgage Association (FNMA)	5.000%	7/1/49	600,000	634,324	(f)
Federal National Mortgage Association (FNMA)	4.500%	4/1/56-9/1/57	649,943	695,946
Total FNMA				25,729,599
GNMA — 8.4%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	444,267	454,898
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-11/20/47	2,421,844	2,505,950
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-12/20/47	2,749,866	2,882,827
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-4/20/48	1,439,601	1,473,846
Government National Mortgage Association (GNMA) II	4.500%	9/20/48-3/20/49	2,323,079	2,426,387
Government National Mortgage Association (GNMA) II	5.000%	12/20/48-1/20/49	1,954,848	2,045,382
Government National Mortgage Association (GNMA) II	4.000%	7/15/49	1,700,000	1,762,422	(f)
Government National Mortgage Association (GNMA) II	3.000%	7/20/49	500,000	510,996	(f)
Government National Mortgage Association (GNMA) II	3.500%	7/20/49- 8/20/49	4,700,000	4,855,340	(f)
Government National Mortgage Association (GNMA) II	4.500%	7/20/49	340,000	354,447	(f)
Total GNMA				19,272,495
Total Mortgage-Backed Securities (Cost — $65,899,631)				66,588,443
Collateralized Mortgage Obligations (g) — 10.6%
Banc of America Funding Trust, 2015-R4 6A2 (1 mo. USD LIBOR + 0.140%)	2.570%	8/27/36	780,000	771,264	(a)(b)
Banc of America Funding Trust, 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	2.570%	8/27/36	119,509	119,648	(a)(b)

See Notes to Financial Statements.

26	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
Bank, 2017-BNK5 A5	3.390%	6/15/60	640,000	$673,957
Bank, 2017-BNK7 A5	3.435%	9/15/60	190,000	200,723
Bank, 2017-BNK7 XA, IO	0.946%	9/15/60	3,232,372	159,778	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.580%	5/28/36	909,396	906,869	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000	367,138	(a)(b)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	4.444%	11/15/35	276,122	277,484	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	2.962%	5/25/35	182,262	144,072	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	2.654%	8/25/35	666,578	669,749	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.704%	8/25/35	727,334	734,072	(a)(b)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	8.014%	7/15/32	800,000	790,671	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,886,282	1,891,735	(a)(b)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.626%	8/15/20	200,000	200,252	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	240,000	260,800
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	4.036%	2/15/37	2,795,159	480,663	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.817%	2/15/38	56,917	3,996
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	5.304%	7/25/28	665,142	673,170	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.854%	10/25/29	460,000	492,412	(b)
Federal Home Loan Mortgage Corp. (FHLMC)- STACR, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	7.004%	12/25/42	670,000	723,416	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	6.654%	1/25/31	200,000	211,653	(a)(b)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.654%	1/25/29	480,000	$515,902	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.673%	9/25/28	360,000	391,073	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	100,000	108,863
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	200,000	211,541
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	210,000	224,985
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	4.236%	12/25/36	2,401,805	500,615	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.604%	8/25/55	477,892	26,023	(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1mo. USD LIBOR + 6.100%)	3.696%	9/25/46	835,982	134,149	(b)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	481,669	487,363	(a)(b)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	3,570,000	865,428	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1mo. USD LIBOR + 6.050%)	3.667%	3/20/42	755,996	143,740	(b)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. LIBOR + 6.600%)	4.206%	4/16/42	415,511	92,297	(b)
Government National Mortgage Association (GNMA), 2013-101 IO	0.556%	10/16/54	5,866,654	171,431	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.756%	8/16/54	2,615,700	122,599	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	288,293	51,209
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,098,424	402,664
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.706%	10/16/46	403,796	87,198	(b)
Government National Mortgage Association (GNMA), 2018-118 AC	3.200%	5/16/49	128,349	130,478

See Notes to Financial Statements.

28	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (g) — continued
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.694%	9/15/31	530,000		$523,772	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.894%	9/15/31	530,000		523,717	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	1,210,000		243,132	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.144%	5/15/28	195,089		194,078	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000		203,113
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	984,990		1,002,952	(a)(b)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	376,032		381,493	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	1,268,009		1,285,460	(a)(b)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	3,451		3,479
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.446%	12/12/49	29,275		19,462	(b)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	3.244%	11/15/34	300,000		298,858	(a)(b)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	3.794%	5/15/36	330,000		330,519	(a)(b)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	3.251%	4/26/47	286,338		283,994	(a)(b)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	3.251%	4/26/47	730,000		720,378	(a)(b)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	2.950%	4/26/47	195,315		196,851	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	890,010		923,616	(a)(b)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	518,457		541,252	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	2.355%	7/26/37	231,229		233,053	(a)(b)
Towd Point Mortgage Funding PLC, 2016-V1A A1 (3 mo. GBP LIBOR + 1.200%)	2.004%	2/20/54	588,032	GBP	749,034	(a)(b)
Waterfall Commercial Mortgage Trust, 2015- SBC5 A	4.104%	9/14/22	93,428		96,183	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2017-RB1, XA	1.434%	3/15/50	2,201,647		175,172	(b)
Total Collateralized Mortgage Obligations (Cost — $26,061,755)					24,350,648

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
U.S. Government & Agency Obligations — 10.2%
U.S. Government Agencies — 0.0%
Federal Home Loan Bank (FHLB)	2.125%	2/11/20	100,000		$100,047
U.S. Government Obligations — 10.2%
U.S. Treasury Bonds	3.750%	11/15/43	6,770,000		8,335,430
U.S. Treasury Bonds	2.500%	2/15/45	100,000		99,647
U.S. Treasury Bonds	2.875%	8/15/45	1,850,000		1,977,693
U.S. Treasury Bonds	2.750%	8/15/47	3,390,000		3,538,710
U.S. Treasury Bonds	2.750%	11/15/47	2,620,000		2,735,239
U.S. Treasury Bonds	3.000%	2/15/48	1,500,000		1,643,584
U.S. Treasury Bonds	3.125%	5/15/48	560,000		628,502
U.S. Treasury Bonds	3.000%	2/15/49	1,010,000		1,109,461
U.S. Treasury Bonds	2.875%	5/15/49	2,180,000		2,339,072
U.S. Treasury Notes	2.000%	5/31/24	240,000		242,845
U.S. Treasury Notes	1.750%	6/30/24	570,000		569,811
U.S. Treasury Notes	2.125%	5/31/26	120,000		122,018
Total U.S. Government Obligations					23,342,012
Total U.S. Government & Agency Obligations (Cost — $21,900,267)					23,442,059
Sovereign Bonds — 8.0%
Argentina — 0.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	63.705%	6/21/20	750,000	ARS	17,259	(b)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	9,410,000	ARS	152,054
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	350,000		295,753
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	460,000		389,620
Argentine Republic Government International Bond, Senior Notes	3.750%	12/31/38	530,000		311,380
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		134,562	(a)
Total Argentina					1,300,628
Brazil — 1.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,228,000	BRL	612,678
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	5,048,000	BRL	1,444,341
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	276,000	BRL	82,077

See Notes to Financial Statements.

30	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		$210,150
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	710,000		704,061
Total Brazil					3,053,307
China — 0.6%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	221,109	(h)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,098,491	(h)
Total China					1,319,600
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		284,550
Ecuador — 0.1%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	200,000		198,502	(a)
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		203,659	(a)
Indonesia — 0.4%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		400,632	(h)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	260,000		261,430
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	300,000		310,443
Total Indonesia					972,505
Kenya — 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		213,352	(h)
Kuwait — 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	670,000		714,327	(a)
Mexico — 2.3%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	116,328
Mexican Bonos, Bonds	8.000%	11/7/47	37,020,000	MXN	1,962,778
Mexican Bonos, Senior Notes	7.750%	11/13/42	55,940,000	MXN	2,893,069
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	230,000		237,477
Total Mexico					5,209,652

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		$200,746	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	20,000		28,300
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		165,601
Total Peru					193,901
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	320,000		344,958
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	200,000		215,880	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		379,036	(a)
Total Qatar					594,916
Russia — 1.4%
Russian Federal Bond — OFZ	7.000%	1/25/23	12,270,000	RUB	193,047
Russian Federal Bond — OFZ	7.000%	8/16/23	53,550,000	RUB	840,549
Russian Federal Bond — OFZ	8.150%	2/3/27	7,520,000	RUB	125,192
Russian Federal Bond — OFZ	7.050%	1/19/28	67,452,000	RUB	1,053,024
Russian Federal Bond — OFZ	6.900%	5/23/29	23,160,000	RUB	356,721
Russian Federal Bond — OFZ	7.650%	4/10/30	43,880,000	RUB	711,954
Total Russia					3,280,487
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	260,000		262,289	(a)
Total Sovereign Bonds (Cost — $18,985,102)					18,347,379
Senior Loans — 3.2%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.2%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.652%	2/22/24	260,000		258,185	(b)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.894%	1/15/26	200,000		199,528	(b)(i)(j)
Total Diversified Telecommunication Services					457,713
Media — 0.5%
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	144,519		144,499	(b)(i)(j)

See Notes to Financial Statements.

32	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
iHeartCommunications Inc., Term Loan	—	5/4/26	130,000	$130,325	(k)
Nexstar Broadcasting Inc., Term Loan B4	—	7/15/26	140,000	139,679	(k)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.082%	1/31/26	141,244	137,360	(b)(i)(j)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	3/15/24	290,589	277,175	(b)(i)(j)
UPC Financing Partnership, Term Loan Facility AR (1 mo. USD LIBOR + 2.500%)	4.894%	1/15/26	94,582	94,562	(b)(i)(j)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.894%	4/15/25	230,000	225,703	(b)(i)(j)
Total Media				1,149,303
Wireless Telecommunication Services — 0.0%
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.938%	2/2/24	5,894	5,924	(b)(d)(i)(j)(l)
Total Communication Services				1,612,940
Consumer Discretionary — 0.7%
Auto Components — 0.1%
American Axle & Manufacturing Inc., Term Loan B	4.660-4.840%	4/6/24	27,064	26,533	(b)(i)(j)
Panther BF Aggregator 2 LP, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	4/30/26	210,000	208,530	(b)(i)(j)
Total Auto Components				235,063
Commercial Services & Supplies — 0.0%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	6.160%	12/6/25	29,850	30,110	(b)(d)(i)(j)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	5/2/22	220,661	219,457	(b)(i)(j)(k)
Hotels, Restaurants & Leisure — 0.4%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.652%	2/16/24	86,209	85,738	(b)(i)(j)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	7/31/24	119,394	119,077	(b)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.152%	12/23/24	168,028	165,147	(b)(i)(j)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.144-5.152%	10/4/23	79,721	79,167	(b)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.154%	6/22/26	138,276	138,536	(b)(i)(j)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	5.402%	5/15/26	90,000	$90,225	(b)(i)(j)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	5.152-5.231%	8/14/24	215,401	212,439	(b)(i)(j)
Total Hotels, Restaurants & Leisure				890,329
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan	6.439%	7/1/22	235,940	170,466	(b)(i)(j)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.902-4.904%	1/30/23	116,152	112,522	(b)(i)(j)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.910%	8/19/22	32,916	32,766	(b)(i)(j)
Total Specialty Retail				315,754
Total Consumer Discretionary				1,690,713
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Albertson’s LLC, 2017 Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	5.402%	6/22/23	99,746	99,801	(b)(i)(j)
Albertson’s LLC, 2018 Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.402%	11/17/25	121,421	120,999	(b)(i)(j)
Total Food & Staples Retailing				220,800
Food Products — 0.0%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	4.404%	5/24/24	70,138	69,906	(b)(i)(j)
Total Consumer Staples				290,706
Financials — 0.5%
Capital Markets — 0.2%
Blackstone CQP Holdco LP, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.887%	6/7/24	40,000	40,100	(b)(i)(j)
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.644%	7/21/25	79,600	79,538	(b)(i)(j)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	12/2/24	59,750	59,762	(b)(i)(j)
Focus Financial Partners LLC, Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.902%	7/3/24	9,950	9,951	(b)(i)(j)
LPL Holdings Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	4.654%	9/23/24	19,898	19,880	(b)(i)(j)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.402%	3/27/23	95,438	95,643	(b)(i)(j)
Total Capital Markets				304,874

See Notes to Financial Statements.

34	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 0.2%
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	6.154%	11/27/23	100,000	$99,031	(b)(i)(j)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	8/25/22	119,698	119,200	(b)(i)(j)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.830%	7/10/25	9,249	9,261	(b)(i)(j)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.160%	2/1/23	154,600	151,508	(b)(i)(j)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.660%	4/29/26	130,000	130,058	(b)(i)(j)
Total Diversified Financial Services				509,058
Insurance — 0.1%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	5.402%	8/4/22	169,198	169,008	(b)(i)(j)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.402%	11/3/24	119,548	119,435	(b)(i)(j)
Total Insurance				288,443
Total Financials				1,102,375
Health Care — 0.6%
Health Care Providers & Services — 0.3%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.902%	8/18/22	129,164	128,541	(b)(i)(j)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.904%	11/16/25	229,174	228,429	(b)(i)(j)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	6/7/23	250,634	240,243	(b)(i)(j)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.921%	3/5/26	70,000	69,752	(b)(i)(j)
Total Health Care Providers & Services				666,965
Health Care Technology — 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	7.045%	2/11/26	209,475	209,410	(b)(i)(j)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	3/1/24	221,709	220,277	(b)(i)(j)
Total Health Care Technology				429,687

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 0.1%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.412%	6/2/25	110,774	$110,843	(b)(i)(j)
Beta Sub LLC, Term Loan	—	5/22/26	100,000	99,875	(d)(k)
Total Pharmaceuticals				210,718
Total Health Care				1,307,370
Industrials — 0.1%
Air Freight & Logistics — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.133%	1/15/25	115,453	115,413	(b)(i)(j)
Commercial Services & Supplies — 0.0%
ServiceMaster Co. LLC, Term Loan C (1 mo. USD LIBOR + 2.500%)	4.902%	11/8/23	5,795	5,810	(b)(i)(j)
Electrical Equipment — 0.0%
Brookfield WEC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	8/1/25	9,975	9,981	(b)(i)(j)
Professional Services — 0.0%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.402%	4/10/23	76,901	76,894	(b)(i)(j)
Trading Companies & Distributors — 0.0%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.938%	8/15/25	59,400	59,437	(b)(i)(j)
Total Industrials				267,535
Information Technology — 0.3%
IT Services — 0.1%
First Data Corp., 2022 New Dollar Term Loan D (1 mo. USD LIBOR + 2.000%)	4.404%	7/8/22	8,346	8,346	(b)(i)(j)
First Data Corp., 2024 New Dollar Term Loan A (1 mo. USD LIBOR + 2.000%)	4.404%	4/26/24	81,876	81,877	(b)(i)(j)
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	6.152%	9/30/24	69,699	69,666	(b)(i)(j)
Total IT Services				159,889
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.152%	3/31/23	40,911	40,437	(b)(i)(j)

See Notes to Financial Statements.

36	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Software — 0.2%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.410%	9/7/23	136,829	$136,271	(b)(i)(j)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.402%	10/31/24	269,536	269,030	(b)(i)(j)(k)
Total Software				405,301
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., New Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.152%	4/29/23	42,344	41,507	(b)(i)(j)
Total Information Technology				647,134
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.000%)	4.412%	10/3/22	95,171	94,645	(b)(i)(j)
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	2/6/23	192,338	191,168	(b)(i)(j)
Total Materials				285,813
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.402%	3/21/25	119,132	118,611	(b)(i)(j)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.404%	12/20/24	14,545	14,407	(b)(i)(j)
Total Equity Real Estate Investment Trusts (REITs)				133,018
Real Estate Management & Development — 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.652%	4/18/24	46,476	46,376	(b)(i)(j)
Total Real Estate				179,394
Total Senior Loans (Cost — $7,503,900)				7,383,980
U.S. Treasury Inflation Protected Securities — 1.9%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	581,140	660,204
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	954,985	945,832
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	496,115	520,416
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	2,000,633	2,118,130
Total U.S. Treasury Inflation Protected Securities (Cost — $3,983,593)				4,244,582

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — 1.6%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	400,000	$405,200	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	290,000	299,264	(a)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	246,159	255,069	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	300,925
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	180,732	192,812
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	300,000	313,084
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.700%	6/15/39	607,265	590,429	(b)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	1,081,295	(a)
Sofi Consumer Loan Program LLC, 2017-1 A	3.280%	1/26/26	179,352	180,840	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	90,000	92,419
Total Asset-Backed Securities (Cost — $4,016,150)				3,711,337

			Shares
Preferred Stocks — 0.2%
Financials — 0.2%
Banks — 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.303%		9,199	240,370	(b)
Diversified Financial Services — 0.1%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.953%		7,975	220,030	(b)
Total Preferred Stocks (Cost — $386,729)				460,400

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
Eurodollar Futures, Call @ $97.38	12/16/19	26	65,000	46,638
U.S. Treasury 2-Year Notes Futures, Put @ $105.50	7/26/19	116	232,000	0	(m)
U.S. Treasury 5-Year Notes Futures, Call @ $118.50	7/26/19	139	139,000	36,922
U.S. Treasury 5-Year Notes Futures, Call @ $123.00	7/26/19	39	39,000	0	(m)

See Notes to Financial Statements.

38	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Call @ $123.25		7/26/19	59	59,000	$0	(m)
U.S. Treasury 10-Year Notes Futures, Call @ $128.00		7/26/19	31	31,000	18,891
U.S. Treasury 10-Year Notes Futures, Call @ $128.50		7/26/19	38	38,000	15,438
U.S. Treasury 10-Year Notes Futures, Call @ $134.50		7/26/19	26	26,000	0	(m)
U.S. Treasury 10-Year Notes Futures, Put @ $120.50		8/23/19	223	223,000	6,969
U.S. Treasury Long-Term Bonds Futures, Call @ $171.00		7/26/19	29	29,000	0	(m)
Total Exchange-Traded Purchased Options					124,858

	Counterparty
OTC Purchased Options — 0.0%
U.S. Dollar/Chinese Offshore Yuan, Call @ 6.94CNH	BNP Paribas SA	8/30/19	1,110,000	1,110,000	6,490
U.S. Dollar/Euro, Call @ $1.14	Citibank N.A.	11/4/19	4,803,874	4,803,874	47,820
U.S. Dollar/Euro, Put @ $1.12	Barclays Bank PLC	7/24/19	1,390,000	1,390,000	17,841
U.S. Dollar/Euro, Put @ $1.13	BNP Paribas SA	7/24/19	2,870,000	2,870,000	36,837
Total OTC Purchased Options					108,988
Total Purchased Options (Cost — $271,578)					233,846

				Shares
Common Stocks — 0.1%
Communication Services — 0.0%
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares				1	0	*(d)(l)(m)
Consumer Discretionary — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Bossier Escrow Shares				22,038	4,637	*(d)(l)
Energy — 0.1%
Energy Equipment & Services — 0.1%
KCAD Holdings I Ltd.				108,106,087	143,456	*(d)(l)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Security			Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
MWO Holdings LLC			146	$11,169	*(d)(l)
Total Energy				154,625
Total Common Stocks (Cost — $1,030,181)				159,262
Total Investments before Short-Term Investments (Cost — $224,299,821)				226,706,527

	Rate	Maturity Date	Face Amount†
Short-Term Investments — 2.8%
Commercial Paper — 1.5%
BNG Bank NV	2.720%	7/16/19	420,000	419,506	(n)(o)
Standard Chartered Bank	2.634%	7/24/19	1,750,000	1,747,011	(n)(o)
Toronto-Dominion Bank	2.668%	7/25/19	1,320,000	1,317,622	(n)(o)
Total Commercial Paper (Cost — $3,484,467)				3,484,139
U.S. Government Agencies — 0.3%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $738,511)	2.173%	7/31/19	740,000	738,650	(o)
Certificates of Deposit — 0.2%
Sumitomo Mitsui Trust NY (Cost — $320,000)	2.540%	7/29/19	320,000	320,049

			Shares
Money Market Funds — 0.8%
Western Asset Government Cash Management Portfolio LLC (Cost — $1,863,798)	2.320%		1,863,798	1,863,798	(p)
Total Short-Term Investments (Cost — $6,406,776)				6,406,636
Total Investments — 101.8% (Cost — $230,706,597)				233,113,163
Liabilities in Excess of Other Assets — (1.8)%				(4,167,551)
Total Net Assets — 100.0%				$228,945,612

See Notes to Financial Statements.

40	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	The maturity principal is currently in default as of June 30, 2019.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2019, the Portfolio held TBA securities with a total cost of $11,199,615.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of June 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Value is less than $1.

(n)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(o)	Rate shown represents yield-to-maturity.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2019, the total market value of investments in Affiliated Companies was $1,863,798 and the cost was $1,863,798 (Note 8).

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CMT	— Constant Maturity Treasury

CNH	— Chinese Offshore Yuan

GBP	— British Pound

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
Eurodollar Futures, Call	12/16/19	$97.63	52	130,000	$(63,375)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	117.75	27	27,000	(17,086)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	118.75	35	35,000	(6,563)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	119.50	97	97,000	(6,063)
U.S. Treasury 5-Year Notes Futures, Call	8/23/19	118.25	40	40,000	(20,313)
U.S. Treasury 5-Year Notes Futures, Call	8/23/19	118.50	64	64,000	(26,000)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	115.75	27	27,000	(422)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	116.00	27	27,000	(422)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	116.75	35	35,000	(1,367)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.00	14	14,000	(875)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.25	21	21,000	(1,969)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	115.25	40	40,000	(1,250)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	129.00	26	28,626	(6,906)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	129.50	50	50,000	(7,812)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	130.00	14	14,000	(1,313)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	126.00	13	13,000	(28,437)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	127.00	7	7,000	(9,953)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	127.50	7	7,000	(7,875)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	128.50	52	52,000	(34,125)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	129.00	20	20,000	(9,687)

See Notes to Financial Statements.

42	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

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Schedule of Written Options (cont’d)
Exchange-Traded Written Options — continued
Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Treasury 10-Year Notes Futures, Call		8/23/19	$130.50		26	26,000	$(5,281)
U.S. Treasury 10-Year Notes Futures, Put		7/26/19	124.00		14	14,000	(219)
U.S. Treasury 10-Year Notes Futures, Put		7/26/19	124.50		47	47,000	(734)
U.S. Treasury 10-Year Notes Futures, Put		7/26/19	125.50		14	14,000	(656)
U.S. Treasury 10-Year Notes Futures, Put		7/26/19	126.00		35	35,000	(2,734)
U.S. Treasury 10-Year Notes Futures, Put		7/26/19	126.50		14	14,000	(1,969)
U.S. Treasury 10-Year Notes Futures, Put		8/23/19	122.50		96	96,000	(4,500)
U.S. Treasury 10-Year Notes Futures, Put		8/23/19	123.50		7	7,000	(438)
U.S. Treasury 10-Year Notes Futures, Put		8/23/19	126.50		101	101,000	(31,562)
U.S. Treasury 10-Year Notes Futures, Put		8/23/19	127.00		64	64,000	(29,000)
U.S. Treasury Long-Term Bonds Futures, Call		7/26/19	158.00		7	7,000	(2,844)
U.S. Treasury Long-Term Bonds Futures, Call		7/26/19	161.00		14	14,000	(1,094)
U.S. Treasury Long-Term Bonds Futures, Call		8/23/19	158.00		20	20,000	(17,812)
U.S. Treasury Long-Term Bonds Futures, Call		8/23/19	162.00		12	12,000	(3,000)
U.S. Treasury Long-Term Bonds Futures, Put		7/26/19	147.00		20	20,000	(625)
Total Exchange-Traded Written Options (Premiums received — $295,243)							$(354,281)
OTC Written Options

	Counterparty
U.S. Dollar/Chinese Offshore Yuan, Call (Premiums received — $7,881)	BNP Paribas SA	8/30/19	7.13	CNH	2,220,000	2,220,000	$(4,136)
Total Written Options (Premiums received — $303,124)							$(358,417)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this schedule:

CNH	— Chinese Offshore Yuan

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

At June 30, 2019, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	163	12/19	$39,563,772	$39,971,675	$407,903
90-Day Eurodollar	76	6/20	18,504,714	18,692,200	187,486
90-Day Eurodollar	16	3/21	3,897,429	3,938,800	41,371
Euro	2	9/19	285,140	286,163	1,023
Euro-BTP	30	9/19	4,395,854	4,581,376	185,522
Mexican Peso	10	9/19	254,452	257,300	2,848
U.S. Treasury 2-Year Notes	160	9/19	34,193,628	34,428,750	235,122
U.S. Treasury 10-Year Notes	208	9/19	26,489,797	26,617,500	127,703
U.S. Treasury Ultra Long- Term Bonds	187	9/19	31,912,703	33,204,188	1,291,485
					2,480,463
Contracts to Sell:
30-Day Federal Funds	37	7/19	15,053,196	15,053,266	(70)
30-Day Federal Funds	16	8/19	6,527,971	6,530,856	(2,885)
30-Day Federal Funds	46	1/20	18,767,268	18,850,966	(83,698)
Euro-Bund	155	9/19	30,118,326	30,445,511	(327,185)
Euro-Buxl	7	9/19	1,566,232	1,615,023	(48,791)
Japanese 10-Year Bonds	5	9/19	7,117,711	7,134,907	(17,196)
U.S. Treasury 5-Year Notes	70	9/19	8,182,858	8,270,938	(88,080)
U.S. Treasury Long-Term Bonds	66	9/19	9,998,579	10,269,187	(270,608)
U.S. Treasury Ultra 10-Year Notes	50	9/19	6,787,054	6,906,250	(119,196)
					(957,709)
Net unrealized appreciation on open futures contracts					$1,522,754

At June 30, 2019, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,040,000	USD	1,531,013	Barclays Bank PLC	7/17/19	$39,109
CAD	12,860,950	USD	9,683,429	Barclays Bank PLC	7/17/19	142,011
CNH	9,644,198	USD	1,400,612	Barclays Bank PLC	7/17/19	3,060
CNY	17,564,000	USD	2,556,437	Barclays Bank PLC	7/17/19	922
INR	48,204,882	USD	682,064	Barclays Bank PLC	7/17/19	14,583
INR	103,040,000	USD	1,461,311	Barclays Bank PLC	7/17/19	27,802
RUB	33,500,000	USD	504,028	Barclays Bank PLC	7/17/19	24,256
USD	2,612,252	CNY	17,564,000	Barclays Bank PLC	7/17/19	54,893

See Notes to Financial Statements.

44	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

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Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	111,901	EUR	100,000	Barclays Bank PLC	7/17/19	$(1,994)
USD	357,017	EUR	314,703	Barclays Bank PLC	7/17/19	(1,413)
USD	1,827,500	GBP	1,390,125	Barclays Bank PLC	7/17/19	60,370
USD	3,231,985	IDR	45,852,176,866	Barclays Bank PLC	7/17/19	(6,660)
USD	2,178,191	INR	151,244,882	Barclays Bank PLC	7/17/19	(7,569)
USD	5,176	MXN	100,000	Barclays Bank PLC	7/17/19	(18)
USD	112,712	EUR	100,000	BNP Paribas SA	7/17/19	(1,183)
USD	18,559	JPY	2,000,000	BNP Paribas SA	7/17/19	(19)
USD	5,191	MXN	100,000	BNP Paribas SA	7/17/19	(3)
AUD	376,434	USD	268,268	Citibank N.A.	7/17/19	(3,810)
BRL	50,000	USD	12,813	Citibank N.A.	7/17/19	185
BRL	3,762,400	USD	964,125	Citibank N.A.	7/17/19	13,926
BRL	9,770,000	USD	2,504,358	Citibank N.A.	7/17/19	35,393
EUR	200,000	USD	227,263	Citibank N.A.	7/17/19	527
EUR	200,000	USD	226,600	Citibank N.A.	7/17/19	1,189
IDR	52,560,495,000	USD	3,636,901	Citibank N.A.	7/17/19	75,568
MXN	1,000,000	USD	51,834	Citibank N.A.	7/17/19	101
MXN	15,414,983	USD	805,886	Citibank N.A.	7/17/19	(5,310)
MXN	64,620,112	USD	3,313,937	Citibank N.A.	7/17/19	42,104
RUB	27,486,431	USD	416,429	Citibank N.A.	7/17/19	17,023
USD	30,263	COP	95,707,000	Citibank N.A.	7/17/19	522
USD	111,807	EUR	100,000	Citibank N.A.	7/17/19	(2,088)
USD	112,226	EUR	100,000	Citibank N.A.	7/17/19	(1,669)
USD	112,810	EUR	100,000	Citibank N.A.	7/17/19	(1,085)
USD	123,564	EUR	110,000	Citibank N.A.	7/17/19	(1,721)
USD	226,443	EUR	200,000	Citibank N.A.	7/17/19	(1,347)
USD	469,441	IDR	6,708,318,134	Citibank N.A.	7/17/19	(4,383)
USD	11,076	JPY	1,187,400	Citibank N.A.	7/17/19	46
USD	63,235	JPY	6,998,851	Citibank N.A.	7/17/19	(1,779)
USD	20,867	MXN	400,000	Citibank N.A.	7/17/19	93
USD	52,382	MXN	1,000,000	Citibank N.A.	7/17/19	447
USD	564,178	MXN	10,851,056	Citibank N.A.	7/17/19	629
USD	1,138,079	MXN	21,714,568	Citibank N.A.	7/17/19	10,335
USD	102,391	RUB	6,472,721	Goldman Sachs Group Inc.	7/17/19	319
USD	137,626	RUB	8,689,052	Goldman Sachs Group Inc.	7/17/19	602
USD	220,708	RUB	13,965,617	Goldman Sachs Group Inc.	7/17/19	474
ZAR	6,640,000	USD	463,532	Goldman Sachs Group Inc.	7/17/19	6,753
BRL	1,920,000	USD	492,036	JPMorgan Chase & Co.	7/17/19	7,075
MXN	3,000,000	USD	155,899	JPMorgan Chase & Co.	7/17/19	(94)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	101,355,000	USD	1,977,273	JPMorgan Chase & Co.	7/17/19	$(496)
TWD	479,800	USD	15,602	JPMorgan Chase & Co.	7/17/19	(136)
USD	1,431,145	CNH	9,644,198	JPMorgan Chase & Co.	7/17/19	27,472
USD	1,901,238	PHP	101,355,000	JPMorgan Chase & Co.	7/17/19	(75,538)
USD	618,638	RUB	39,060,181	JPMorgan Chase & Co.	7/17/19	2,671
USD	15,502	TWD	479,800	JPMorgan Chase & Co.	7/17/19	37
USD	730,945	EUR	650,000	Barclays Bank PLC	7/26/19	(9,942)
USD	1,454,823	EUR	1,290,000	BNP Paribas SA	7/26/19	(15,551)
CNH	1,137,943	USD	164,087	BNP Paribas SA	9/3/19	1,480
USD	164,115	CNH	1,137,943	Citibank N.A.	9/3/19	(1,451)
ARS	6,850,000	USD	139,327	JPMorgan Chase & Co.	9/23/19	2,380
IDR	45,852,176,866	USD	3,192,826	Barclays Bank PLC	10/17/19	12,764
INR	151,244,882	USD	2,151,880	Barclays Bank PLC	10/17/19	8,801
USD	1,399,637	CNH	9,644,198	Barclays Bank PLC	10/17/19	(2,785)
USD	2,549,313	CNY	17,564,000	Barclays Bank PLC	10/17/19	(7,871)
TWD	479,800	USD	15,563	JPMorgan Chase & Co.	10/17/19	(22)
USD	1,968,058	PHP	101,355,000	JPMorgan Chase & Co.	10/17/19	52
Total						$480,037

Abbreviations used in this table:

ARS	— Argentine Peso

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

PHP	— Philippine Peso

RUB	— Russian Ruble

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

46	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

At June 30, 2019, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
130,770,000	MXN	4/5/21	28-Day MXN TIIE - Banxico every 28 days	7.351% every 28 days	$(979)	$(27,492)
2,210,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	1,073	(25,522)
10,883,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(3,911)	(80,550)
146,200,000	MXN	4/6/22	28-Day MXN TIIE -Banxico every 28 days	7.330% every 28 days	(2,491)	(2,107)
12,321,000		4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	2,675	74,101
5,880,000		6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	(1,496)	19,299
12,552,000		4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	847	(72,077)
5,456,000		12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	28,329	(173,929)
12,249,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(164,848)	(354,916)
1,627,000		4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	2,610	(6,836)
7,728,000		4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	9,495	(975)
3,930,000		2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	2,189	476,060
2,961,000		2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(140)	(645,230)
2,516,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	10,942	(336,745)
2,960,000		5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	2,294	(458,790)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Plus VIT Portfolio

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2,601,000		8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	$(2,697)	$(271,748)
213,300	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(271)	(50,340)
Total					$(116,379)	$(1,937,797)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	16,865,000	BRL	1/2/20	BRL-CDI**	8.410	%**	—	$126,126
Citibank N.A.	3,400,000	BRL	1/2/20	BRL-CDI**	8.410	%**	$278	25,176
Citibank N.A.	5,900,000	BRL	1/2/20	BRL-CDI**	8.410	%**	1,813	44,333
Citibank N.A.	3,800,000	BRL	1/2/20	BRL-CDI**	8.410	%**	726	28,878
Citibank N.A.	1,785,000	BRL	1/2/20	BRL-CDI**	8.410	%**	653	13,252
Total							$3,470	$237,765

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.32 Index	$90,000	6/20/24	5.000% quarterly	$6,834	$4,215	$2,619
Markit CDX.NA.IG.32 Index	18,260,000	6/20/24	1.000% quarterly	394,361	273,826	120,535
Total	$18,350,000			$401,195	$278,041	$123,154

See Notes to Financial Statements.

48	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	49

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $228,842,799)	$231,249,365
Investments in affiliated securities, at value (Cost — $1,863,798)	1,863,798
Cash	1,218,644
Foreign currency, at value (Cost — $1,598,809)	1,583,187
Receivable for securities sold	5,630,472
Deposits with brokers for centrally cleared swap contracts	1,682,143
Interest receivable	1,624,371
Deposits with brokers for open futures contracts and exchange-traded options	1,237,735
Foreign currency collateral for open futures contracts, at value (Cost — $700,302)	711,531
Unrealized appreciation on forward foreign currency contracts	635,974
OTC swaps, at value (premiums paid — $3,470)	241,235
Receivable for Portfolio shares sold	190,671
Deposits with brokers for OTC derivatives	60,000
Prepaid expenses	1,673
Total Assets	247,930,799

Liabilities:
Payable for securities purchased	17,966,545
Written options, at value (premiums received — $303,124)	358,417
Payable to broker — variation margin on centrally cleared swap contracts	208,243
Unrealized depreciation on forward foreign currency contracts	155,937
Investment management fee payable	80,920
Payable to broker — variation margin on open futures contracts	45,427
Payable for Portfolio shares repurchased	41,575
Service and/or distribution fees payable	31,986
Trustees’ fees payable	1,107
Accrued expenses	95,030
Total Liabilities	18,985,187
Total Net Assets	$228,945,612

Net Assets:
Par value (Note 7)	$390
Paid-in capital in excess of par value	237,100,208
Total distributable earnings (loss)	(8,154,986)
Total Net Assets	$228,945,612

See Notes to Financial Statements.

50	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Net Assets:
Class I	$70,597,833
Class II	$158,347,779

Shares Outstanding:
Class I	12,020,107
Class II	26,979,866

Net Asset Value:
Class I	$5.87
Class II	$5.87

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	51

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest from unaffiliated investments	$4,356,697
Interest from affiliated investments	65,888
Dividends	154,363
Less: Foreign taxes withheld	(1,115)
Total Investment Income	4,575,833

Expenses:
Investment management fee (Note 2)	486,717
Service and/or distribution fees (Notes 2 and 5)	185,871
Fund accounting fees	36,737
Audit and tax fees	21,416
Shareholder reports	19,125
Legal fees	12,309
Custody fees	9,087
Trustees’ fees	2,451
Insurance	1,942
Commitment fees (Note 9)	1,227
Transfer agent fees (Note 5)	688
Interest expense	540
Miscellaneous expenses	6,570
Total Expenses	784,680
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(14,690)
Net Expenses	769,990
Net Investment Income	3,805,843

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(141,656)
Futures contracts	586,018
Written options	311,749
Swap contracts	326,762
Forward foreign currency contracts	(86,949)
Foreign currency transactions	12,135
Net Realized Gain	1,008,059
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	11,937,401
Futures contracts	727,556
Written options	97,935
Swap contracts	(1,247,694)

See Notes to Financial Statements.

52	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Forward foreign currency contracts	780,123
Foreign currencies	3,448
Change in Net Unrealized Appreciation (Depreciation)	12,298,769
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	13,306,828
Increase in Net Assets From Operations	$17,112,671

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	53

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$3,805,843	$7,130,536
Net realized gain (loss)	1,008,059	(2,102,142)
Change in net unrealized appreciation (depreciation)	12,298,769	(10,429,653)
Increase (Decrease) in Net Assets From Operations	17,112,671	(5,401,259)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(7,700,043)
Decrease in Net Assets From Distributions to Shareholders	—	(7,700,043)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	16,986,160	48,517,545
Reinvestment of distributions	—	7,700,043
Cost of shares repurchased	(19,133,407)	(38,700,545)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(2,147,247)	17,517,043
Increase in Net Assets	14,965,424	4,415,741

Net Assets:
Beginning of period	213,980,188	209,564,447
End of period	$228,945,612	$213,980,188

See Notes to Financial Statements.

54	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2019[3]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$5.43	$5.77	$5.70	$5.58	$5.60	$6.08

Income (loss) from operations:
Net investment income	0.10	0.19	0.17	0.15	0.22	0.41
Net realized and unrealized gain (loss)	0.34	(0.32)	0.16	0.10	(0.15)	(0.43)
Total income (loss) from operations	0.44	(0.13)	0.33	0.25	0.07	(0.02)

Less distributions from:
Net investment income	—	(0.21)	(0.26)	(0.13)	(0.09)	(0.46)
Total distributions	—	(0.21)	(0.26)	(0.13)	(0.09)	(0.46)

Net asset value, end of period	$5.87	$5.43	$5.77	$5.70	$5.58	$5.60
Total return[4]	8.10%	(2.23)%	5.75%	4.55%	1.20%	(0.33)%

Net assets, end of period (000s)	$70,598	$66,580	$70,884	$71,159	$76,862	$90,403

Ratios to average net assets:
Gross expenses	0.55%[5]	0.57%	0.57%	0.50%	0.65%	0.75%
Net expenses[6]	0.54 [5,7]	0.54 [7]	0.54 [7]	0.50	0.60 [7]	0.75
Net investment income	3.69 [5]	3.47	2.89	2.63	3.79	6.54

Portfolio turnover rate	89%[8]	101%[8]	151%[8]	108%[8]	185%[8]	68%

[1]	In April 2015, the Portfolio’s outstanding class of shares, which was previously unnamed, became known as Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2019 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective April 15, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to April 15, 2015, the expense limitation was 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 131% for the six months ended June 30, 2019 and 226%, 346%, 280% and 417% for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	55

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2019[2]	2018	2017	2016	2015[3]

Net asset value, beginning of period	$5.43	$5.78	$5.69	$5.57	$5.77

Income (loss) from operations:
Net investment income	0.10	0.18	0.15	0.14	0.08
Net realized and unrealized gain (loss)	0.34	(0.33)	0.17	0.10	(0.20)
Total income (loss) from operations	0.44	(0.15)	0.32	0.24	(0.12)

Less distributions from:
Net investment income	—	(0.20)	(0.23)	(0.12)	(0.08)
Total distributions	—	(0.20)	(0.23)	(0.12)	(0.08)

Net asset value, end of period	$5.87	$5.43	$5.78	$5.69	$5.57
Total return[4]	8.10%	(2.64)%	5.69%	4.17%	(1.85)%

Net assets, end of period (millions)	$158	$147	$139	$563	$348

Ratios to average net assets:
Gross expenses	0.80%[5]	0.82%	0.78%	0.76%	0.76%[5]
Net expenses[6]	0.79 [5,7]	0.79 [7]	0.75 [7]	0.76	0.71 [5,7]
Net investment income	3.44 [5]	3.23	2.53	2.36	2.05 [5]

Portfolio turnover rate[8]	89%	101%	151%	108%	185%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	For the period May 1, 2015 (inception date) to December 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 131% for the six months ended June 30, 2019 and 226%, 346%, 280% and 417% for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

[9]	For the year ended December 31, 2015.

See Notes to Financial Statements.

56	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

58	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$29,632,824	$1,894,027		$31,526,851
Other Corporate Bonds & Notes	—	46,257,740	—		46,257,740
Mortgage-Backed Securities	—	66,588,443	—		66,588,443
Collateralized Mortgage Obligations	—	24,350,648	—		24,350,648
U.S. Government & Agency Obligations	—	23,442,059	—		23,442,059
Sovereign Bonds	—	18,347,379	—		18,347,379
Senior Loans:
Communication Services	—	1,607,016	5,924		1,612,940
Consumer Discretionary	—	1,660,603	30,110		1,690,713
Health Care	—	1,207,495	99,875		1,307,370
Other Senior Loans	—	2,772,957	—		2,772,957
U.S. Treasury Inflation Protected Securities	—	4,244,582	—		4,244,582
Asset-Backed Securities	—	3,711,337	—		3,711,337
Preferred Stocks	$460,400	—	—		460,400
Purchased Options:
Exchange-Traded Purchased Options	124,858	—	—		124,858
OTC Purchased Options	—	108,988	—		108,988
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	4,637		4,637
Energy	—	—	154,625		154,625
Total Long-Term Investments	585,258	223,932,071	2,189,198		226,706,527
Short-Term Investments†:
Commercial Paper	—	3,484,139	—		3,484,139
U.S. Government Agencies	—	738,650	—		738,650
Certificates of Deposit	—	320,049	—		320,049
Money Market Funds	—	1,863,798	—		1,863,798
Total Short-Term Investments	—	6,406,636	—		6,406,636
Total Investments	$585,258	$230,338,707	$2,189,198		$233,113,163

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ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$2,480,463	—	—	$2,480,463
Forward Foreign Currency Contracts	—	$635,974	—	635,974
Centrally Cleared Interest Rate
Swaps	—	569,460	—	569,460
OTC Interest Rate Swaps‡	—	241,235	—	241,235
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	123,154	—	123,154
Total Other Financial Instruments	$2,480,463	$1,569,823	—	$4,050,286
Total	$3,065,721	$231,908,530	$2,189,198	$237,163,449

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$354,281	—	—	$354,281
OTC Written Options	—	$4,136	—	4,136
Futures Contracts	957,709	—	—	957,709
Forward Foreign Currency Contracts	—	155,937	—	155,937
Centrally Cleared Interest Rate Swaps	—	2,507,257	—	2,507,257
Total	$1,311,990	$2,667,330	—	$3,979,320

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

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Notes to financial statements (unaudited) (cont’d)

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes

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in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.

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Notes to financial statements (unaudited) (cont’d)

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2019, the total notional value of all credit default swaps to sell protection was $18,350,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2019, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or

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default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets

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Notes to financial statements (unaudited) (cont’d)

and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.

When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.

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Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(l) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific

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Notes to financial statements (unaudited) (cont’d)

information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

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The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar

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Notes to financial statements (unaudited) (cont’d)

can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions

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between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Portfolio held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $160,073. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of June 30, 2019, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $60,000, which could be used to reduce the required payment.

At June 30, 2019, the Portfolio held non-cash collateral from Barclays Bank PLC and Citibank N.A. in the amounts of $194,683 and $426,167. These amounts could be used to reduce the Portfolio’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

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Notes to financial statements (unaudited) (cont’d)

(v) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
first $ 500 million	0.450%
next $500 million	0.425
over $1 billion	0.400

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western

72	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

Asset London, Western Asset Japan and Western Asset Singapore provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $14,690.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$15,259,109	$272,715,177
Sales	10,570,086	278,668,406

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$230,706,597	$8,713,045	$(6,306,479)	$2,406,566
Swap contracts	165,132	930,379	(2,507,257)	(1,576,878)
Written options	(303,124)	119,678	(174,971)	(55,293)
Futures contracts	—	2,480,463	(957,709)	1,522,754
Forward foreign currency contracts	—	635,974	(155,937)	480,037

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$124,858	$108,988	—	$233,846
Futures contracts[3]	2,476,592	3,871	—	2,480,463
OTC swap contracts[4]	241,235	—	—	241,235
Centrally cleared swap contracts[5]	569,460	—	$123,154	692,614
Forward foreign currency contracts	—	635,974	—	635,974
Total	$3,412,145	$748,833	$123,154	$4,284,132

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$354,281	$4,136	$358,417
Futures contracts[3]	957,709	—	957,709
Centrally cleared swap contracts[5]	2,507,257	—	2,507,257
Forward foreign currency contracts	—	155,937	155,937
Total	$3,819,247	$160,073	$3,979,320

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

74	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(276,777)	$(98,330)	—	$(375,107)
Written options	274,948	51,238	$(14,437)	311,749
Futures contracts	563,363	22,655	—	586,018
Swap contracts	(143,301)	—	470,063	326,762
Forward foreign currency contracts	—	(86,949)	—	(86,949)
Total	$418,233	$(111,386)	$455,626	$762,473

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(6,384)	$(10,238)	$1,798	$(14,824)
Written options	96,488	1,204	243	97,935
Futures contracts	736,660	(9,104)	—	727,556
Swap contracts	(1,390,986)	—	143,292	(1,247,694)
Forward foreign currency contracts	—	780,123	—	780,123
Total	$(564,222)	$761,985	$145,333	$343,096

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2019, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$206,023
Written options	233,112
Futures contracts (to buy)	186,945,202
Futures contracts (to sell)	86,747,789
Forward foreign currency contracts (to buy)	32,388,086
Forward foreign currency contracts (to sell)	18,195,044

Average Notional Balance
Interest rate swap contracts	$113,053,168
Credit default swap contracts (to buy protection)	759,257
Credit default swap contracts (to sell protection)	26,183,600

The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$406,412	$(38,252)	$368,160	$(194,683)	$173,477
BNP Paribas SA	44,807	(20,892)	23,915	—	23,915
Citibank N.A.	487,143	(24,643)	462,500	(426,167)	36,333
Goldman Sachs Group Inc.	8,148	—	8,148	—	8,148
JPMorgan Chase & Co.	39,687	(76,286)	(36,599)	60,000	23,401
Total	$986,197	$(160,073)	$826,124	$(560,850)	$265,274

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

76	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$269
Class II	$185,871	419
Total	$185,871	$688

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$4,610
Class II	10,080
Total	$14,690

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class I	—	$2,503,944
Class II	—	5,196,099
Total	—	$7,700,043

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,014,347	$5,770,531	1,988,462	$11,223,948
Shares issued on reinvestment	—	—	465,158	2,503,944
Shares repurchased	(1,259,656)	(7,161,772)	(2,465,019)	(13,797,527)
Net decrease	(245,309)	$(1,391,241)	(11,399)	$(69,635)

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Class II
Shares sold	1,981,868	$11,215,629	6,620,460	$37,293,597
Shares issued on reinvestment	—	—	965,284	5,196,099
Shares repurchased	(2,141,089)	(11,971,635)	(4,450,668)	(24,903,018)
Net increase (decrease)	(159,221)	$(756,006)	3,135,076	$17,586,678

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such companies for the six months ended June 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$10,338,307	$38,299,241	38,299,241	$46,773,750	46,773,750	—	$65,888	—	$1,863,798

9. Redemption facility

The Portfolio and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is

78	Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report

to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2019, the Portfolio incurred a commitment fee in the amount of $1,227. The Portfolio did not utilize the Redemption Facility during the six months ended June 30, 2019.

10. Deferred capital losses

As of December 31, 2018, the Portfolio had deferred capital losses of $13,195,216, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Portfolio’s adoption was limited to changes in the Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Western Asset Core Plus VIT Portfolio 2019 Semi-Annual Report	79

Western Asset

Core Plus VIT Portfolio

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Plus VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Core Plus VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Portfolio filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04231 8/19 SR19-3678

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2019